Note 19 - Subsequent Event (Details) (USD $) In Millions, except Share data, unless otherwise specified			0 Months Ended				0 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 07, 2014 Subsequent Event [Member] Underwritten Offering [Member] Common Stock [Member]	Mar. 07, 2014 Subsequent Event [Member] Underwritten Offering [Member]	Mar. 07, 2014 Subsequent Event [Member] Over-Allotment Option [Member] Common Stock [Member]	Mar. 07, 2014 Subsequent Event [Member] Series A Preferred Stock [Member]	Mar. 07, 2014 Subsequent Event [Member]	Jan. 30, 2009 Series A Preferred Stock [Member]
Note 19 - Subsequent Event (Details) [Line Items]
Proceeds from Issuance of Common Stock (in Dollars)				$ 17.2			$ 15.9
Stock Issued During Period, Shares, New Issues			1,499,999		195,652			17,000
Share Price (in Dollars per share)					$ 11.50
Treasury Stock, Shares	4,051,248	4,056,862				12,000